Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Redeemable Convertible Preferred Stock
All shares of the Series Seed redeemable convertible preferred stock and Series A redeemable convertible preferred stock were issued to BridgeBio Pharma and became common stock of the Company upon the Closing of the de-SPAC
Transaction.
Common Stock Issued to BridgeBio Pharma
In August 2025, the Company executed an amendment to the transition services agreement with BridgeBio Pharma (“TSA Amendment”). Under the TSA Amendment, BBOT agreed to issue 784,720 shares of the Company’s common stock to BridgeBio Pharma by October 31, 2025 (“TSA Shares”) as a
one-time
charge related to the Closing of the
de-SPAC
Transaction. The promise to issue the TSA Shares represented a nonreciprocal transfer since the Company did not receive a commensurate value in exchange for the TSA Shares and was treated as a non-pro-rata
distribution to a related party. During the year ended December 31, 2025, the Company recorded $7.8 million, included in general and administrative expenses in the consolidated statements of operations using the closing price of its common stock as of the TSA Amendment date. The promise to issue the TSA Shares was concluded to be equity-classified, and the corresponding credit was recorded to additional paid-in
capital. The TSA Shares were issued and became outstanding in October 2025. Under the TSA Amendment, the issuance of the TSA Shares was not contingent on any condition other than the passage of time, and these shares are treated as outstanding for basic and diluted net loss per share calculation purposes from the TSA Amendment date.
Collaborative Arrangement with Related Party
In July 2025, the Company executed a research and collaboration agreement (“RCA”) with a related party (“RCA Party”) to grant a license over its intellectual property with respect to the new indication being developed by the RCA Party (“RCA License”) and perform certain research and development activities (“RCA Service”) intended to achieve an acceptance of an investigational new drug application that will be owned and further developed by the RCA Party. During the year ended December 31, 2025, the Company recognized $0.6 million in connection with the RCA, which is included as a reduction to research and development expenses in the consolidated statements of operations.

Related Party Income and Expenses
During the year ended December 31, 2025, the Company recognized $0.8 million in research and development expenses and $8.4 million in general and administrative expenses for the services provided by BridgeBio Pharma under the transition services agreement and related amendments. General and administrative expenses for the year ended December 31, 2025 include the grant date fair value of the TSA Shares issued to BridgeBio Pharma of $7.8 million.
During the year ended December 31, 2024, the Company recognized $8.9 million in research and development expenses and $2.8 million in general and administrative expenses for the services provided by BridgeBio Pharma.
During the year ended December 31, 2024, the Company recognized $0.8 million in income from services rendered to BridgeBio Pharma under the transition services agreement executed after the Series B financing to facilitate the Company’s transition to standalone operations. No such related party income from transition services agreements was recognized during the year ended December 31, 2025.
Allocated Operating Expenses
Prior to April 30, 2024, the Company operated as part of BridgeBio Pharma. Costs and expenses directly attributable to the Company’s operations were recorded in the Company’s ledger with a corresponding liability, based on their nature. The Company also utilized certain general and administrative functions of BridgeBio Pharma that were not recorded in its ledger. These general and administrative expenses represent the costs of doing business that would have been incurred if the Company were to operate on a standalone basis. These general and administrative expenses were recorded in these consolidated financial statements using the carve-out
operating expense allocation methodology. The allocation process used a percentage of the operating expenses incurred by the Company in each period compared to the total operating expenses incurred by all BridgeBio Pharma entities. This percentage was then applied to the applicable general and administrative expenses incurred by BridgeBio Pharma to calculate the amounts attributable to the Company’s operations.
The Company is not contractually required to reimburse BridgeBio Pharma or its controlled entities for the allocated operating expenses, including stock-based compensation. As such, the allocated operating expenses are presented as a deemed contribution from BridgeBio Pharma to the Company and were credited to additional paid-in
capital. The corresponding amounts are presented as constructive cash inflows from financing activities in the consolidated statements of cash flows.
For the year ended December 31, 2024, the allocated general and administrative expenses calculated using the carve-out
methodology included $1.1 million for other administrative expenses and $0.9 million for stock-based compensation. These allocated expenses were recorded only through April 30, 2024.